Amplify Inflation Fighter ETF
Consolidated Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 79.9%
Consumer Discretionary - 18.1%
Airbnb, Inc. - Class A (a)	1,000	$152,190
Century Communities, Inc.	2,537	195,907
DR Horton, Inc.	1,077	136,801
Green Brick Partners, Inc. (a)	5,000	282,600
Lennar Corp. - Class A	1,050	133,171
LGI Homes, Inc. (a)	1,105	153,319
M/I Homes, Inc. (a)	2,428	242,800
MDC Holdings, Inc.	2,925	149,994
PulteGroup, Inc.	2,086	176,037
Tri Pointe Homes, Inc. (a)	4,785	152,546
		1,775,365
Consumer Staples - 1.3%
Alico, Inc.	4,824	124,942
Energy - 16.2%
Antero Resources Corp. (a)	5,280	141,240
Cameco Corp.	8,000	281,257
Denison Mines Corp. (a)	74,969	97,787
Energy Fuels, Inc. (a) (b)	15,309	97,671
NexGen Energy Ltd. (a)	22,407	109,941
Ovintiv, Inc.	1,609	74,159
Phillips 66	480	53,544
Suncor Energy, Inc.	7,718	241,496
Texas Pacific Land Corp.	180	271,134
Uranium Energy Corp. (a)	63,855	229,878
		1,598,107
Financials - 0.4%
LendingTree, Inc. (a)	1,787	43,603
Information Technology - 2.3%
Entegris, Inc.	782	85,793
QUALCOMM, Inc.	1,046	138,250
		224,043
Materials - 13.9%
Franco-Nevada Corp.	941	137,236
Nucor Corp.	810	139,393
Osisko Gold Royalties Ltd.	10,398	154,098
POSCO Holdings, Inc. - ADR (b)	2,000	250,980
Rio Tinto PLC - ADR	2,449	162,981
Royal Gold, Inc.	1,079	129,631
Vale SA - ADR	7,791	113,982
Wheaton Precious Metals Corp.	6,316	283,146
		1,371,447
Real Estate - 27.7%
Farmland Partners, Inc. (c)	18,990	218,195
Five Point Holdings, LLC - Class A (a)	23,991	82,769
Forestar Group, Inc. (a)	8,415	248,074
FRP Holdings, Inc. (a)	2,606	149,506
Gladstone Land Corp. (c)	11,400	190,836
Kennedy-Wilson Holdings, Inc.	6,557	108,191
Morguard Corp.	961	74,816
PotlatchDeltic Corp. (c)	4,067	218,113
Rayonier, Inc. (c)	6,569	217,565
Redfin Corp. (a)	4,034	60,430
Stratus Properties, Inc.	3,205	90,958
Tejon Ranch Co. (a)	8,462	149,016
The Howard Hughes Corp. (a)	2,600	219,518
The St Joe Co.	5,112	324,510
Weyerhaeuser Co. (c)	8,354	284,537
Zillow Group, Inc. - Class C (a)	1,544	83,623
		2,720,657
Total Common Stocks (Cost $8,051,926)		7,858,164

U.S. GOVERNMENT NOTES/BONDS - 11.4%	Par Value
5.376%, 10/31/2023 (d)	$225,000	225,063
5.326%, 01/31/2024 (d)	225,000	225,034
5.266%, 04/30/2024 (d)	225,000	224,950
5.378%, 07/31/2024 (d)	225,000	225,084
5.481%, 10/31/2024 (d)	225,000	225,281
Total U.S. Government Notes/Bonds (Cost $1,124,596)		1,125,412

MONEY MARKET FUNDS - 3.1%	Shares
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (e)	302,756	302,756
Total Money Market Funds (Cost $302,756)		302,756

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%
First American Government Obligations Fund - Class X - 5.18% (e)	240,246	240,246
Total Investments Purchased with Proceeds from Securities Lending (Cost $240,246)		240,246
Total Investments - 96.8%
(Cost $9,719,524)		$9,526,578

Percentages are based on Net Assets of $9,838,128.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2023. Total value of securities out on loan is $308,070 or 3.1% of net assets.
(c)	Real Estate Investment Trust.
(d)	All or portion of this security is held as collateral for the open futures. At July 31, 2023, the value of these securities amounted to $1,125,412 or 11.4% of net assets.
(e)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Consolidated Schedule of Open Futures Contracts
July 31, 2023 (Unaudited)

Number of Contracts	Description	Long/Short	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
192	Micro Bitcoin	Long	August 2023	$562,272	$(6,583)
34	Micro Gold	Long	December 2023	683,128	2,480
29	Mini Corn	Long	December 2023	148,770	(18,179)
13	Mini Soybean	Long	November 2023	173,128	3,578
27	Mini Wheat	Long	September 2023	179,753	(13,834)
					$(32,538)

Consolidation of Subsidiary
Amplify Inflation Fighter ETF’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund, Amplify Inflation Fighter (Cayman) Ltd. (the “Subsidiary”).The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $1,534,627 which represented 15.60% of the Fund’s net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$ 7,858,164
U.S. Government Notes/Bonds	1,125,412
Money Market Funds	302,756
Investments Purchased with Proceeds from Securities Lending	240,246
Total Level 1	9,526,578
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 9,526,578
Other Financial Instruments(a)
Assets
Level 1
Futures Contracts	$ (32,013)
Total Level 1	(32,013)
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ (32,013)
Other Financial Instruments(a)
Liabilities
Level 1
Futures Contracts	$ 525
Total Level 1	525
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 525

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.